Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Schedule of cash and cash equivalents
	As at December 31,
	2021	2020
	Israel Shekels
Bank Mizrahi Current Account No. 684795	16,579	-
Bank Mizrahi Current Account No. 073959	680,040	149,791
Bank Mizrahi Current Account No. 073959 FX	24,411	-
SVB Bank	62,351	-
	783,380	149,791